Trade and other payables (Tables)	12 Months Ended
Dec. 31, 2018
Trade And Other Payables [Abstract]
Summary of Trade and Other Payables
	2018 £m	Restated 2017 £m
Trade payables	187	240
Accruals	711	663
Social security and other taxes	127	114
Other payables	407	371
Deferred income	2,000	1,910
Total	3,432	3,298